Income taxes - Unrecognized tax benefits (Details 9) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	¥ 2,482	¥ 2,232	¥ 2,361
Additions for tax positions of the current year	406	250	357
Reduction for tax positions of prior years	(138)		(486)
Impact on newly acquired companies	98
Balance at end of year	2,848	2,482	¥ 2,232
Unrecognized tax benefits that, if recognized, would reduce the effective tax rate	2,848
Unrecognized tax benefit, total gross accrued interest and penalty	¥ 147	¥ 96